Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Details of Impairment of Long-Lived Assets
As a result of these assessments, the Company concluded the second step was required to be performed as a component of the impairment testing of its long-lived assets in the following markets on a per store basis:

	2017	2016	2015
Puerto Rico	Yes	Yes	Yes
Mexico	Yes	Yes	Yes
Peru	Yes	Yes	Yes
Aruba	Yes	Yes	Yes
Curacao	No	No	Yes
USVI	Yes	Yes	Yes
Venezuela	Yes	Yes	Yes
Colombia	Yes	Yes	Yes
Ecuador	Yes	Yes	Yes
Trinidad and Tobago	Yes	Yes	No

As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income, net on the Statements of Income (loss):

Fiscal year	Markets	Total
2017	Mexico, Puerto Rico, USVI, Peru, Ecuador, Colombia, Venezuela and Trinidad and Tobago	$17,564
2016	Mexico, Puerto Rico, USVI, Peru, Ecuador, Venezuela and Trinidad and Tobago	7,697
2015	Mexico, Peru, Colombia and Venezuela	12,343

Schedule of Goodwill Impairment
As a result of the analyses performed the Company recorded the following impairment charges, related to goodwill generated in the acquisition of franchised restaurants, for the markets indicated below within Other operating income, net on the statements of income (loss):

Fiscal year	Markets	Total
2017	Mexico	$200
2016	Mexico	5,045
2015	Argentina	679